The breakdown of expenses by nature is as follows: (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		$ 29,112,000		$ 29,974,000		$ 33,164,000
Selling expenses		11,495,000		16,362,000		15,099,000
Administrative expenses		7,447,000		8,075,000		7,881,000
Expenses by nature		48,054,000		54,411,000		56,144,000
Pension plans member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				493,000		392,000
Selling expenses				82		65,000
Administrative expenses		123,000		145		81,000
Expenses by nature		755,000		720		538,000
Communication expenses member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				329,000		170,000
Selling expenses				670,000		760,000
Administrative expenses				1,000		35,000
Expenses by nature		837,000		1,000,000		965,000
Allowance for impairment of trade and other receivables member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses				6,311,000		2,782,000
Administrative expenses
Expenses by nature		1,962,000		6,311,000		2,782,000
Supplies consumption member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				2,834,000		3,319,000
Selling expenses
Administrative expenses		212,000		223,000		235,000
Expenses by nature		2,476,000		3,057,000		3,554,000
Leases and insurance member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				1,000
Selling expenses				1,000
Administrative expenses		511,000		475,000		465,000
Expenses by nature		511,000		477,000		465,000
Security service member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				462,000		487,000
Selling expenses				49,000		88,000
Administrative expenses		116,000		52,000		190,000
Expenses by nature		666,000		563,000		765,000
Fees and remuneration for services member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				5,885,000		5,253,000
Selling expenses				3,275,000		3,323,000
Administrative expenses		2,588,000		2,320,000		2,800,000
Expenses by nature		11,525,000		11,480,000		11,376,000
Public relations and marketing member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses				29,000		84,000
Administrative expenses
Expenses by nature		116,000		29,000		84,000,000
Advertising and sponsorhip member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses				15,000		44,000
Administrative expenses
Expenses by nature		60,000		15,000		44,000
Reimbursements to personnel member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses		1,000		1,000		2,000
Expenses by nature		1,000		1,000		2,000
Depreciation of property plants and equipment member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				7,720,000		7,472,000
Selling expenses				1,148,000		1,114,000
Administrative expenses		875,000		944,000		913,000
Expenses by nature		9,101,000		9,812,000		9,499,000
Depreciation of rightofuse asset member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				48,000		33,000
Selling expenses				97,000		68,000
Administrative expenses		320,000		333,000		235,000
Expenses by nature		458,000		478,000		336,000
Directors and supervisory committee members fee member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses		35,000		43,000		45,000
Expenses by nature		35,000		43,000		45,000
E n r e penalties member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				499,000	[1]	2,962,000
Selling expenses				550,000	[1]	2,725,000
Administrative expenses			[2]		[1]
Expenses by nature		2,045,000	[2]	1,049,000	[1]	5,687,000
Taxes and charges member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses				2,193,000		1,897,000
Administrative expenses		85,000		96,000		103,000
Expenses by nature		1,836,000		2,289,000		2,000,000
Other member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Administrative expenses		28,000		14,000		32,000
Expenses by nature		28,000		14,000		32,000
Salaries and social security taxes member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses				11,703,000		13,076,000
Selling expenses				1,942,000		2,149,000
Administrative expenses				3,428,000		2,745,000
Expenses by nature				$ 17,073,000		$ 17,970,000
Salaries and social security taxes member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		11,292,000
Selling expenses		1,797,000
Administrative expenses		2,553,000
Expenses by nature		15,642,000
Pension plans member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		545,000
Selling expenses		87,000
Communications expenses member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		260,000
Selling expenses		577,000
Allowance for the impairment of trade and other receivables member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses		1,962,000
Supplies consumption member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		2,264,000
Selling expenses
Leases and insurance member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Security service member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		507,000
Selling expenses		43,000
Fees and remuneration for services member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		5,832,000
Selling expenses		3,105,000
Public relations and marketing member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses		116,000
Advertising and sponsorship member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses		60,000
Reimbursements to personnel member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
Depreciation of property plants and equipments member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		7,159,000
Selling expenses		1,067,000
Depreciation of rightofuse asset member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses		46,000
Selling expenses		92,000
Directors and supervisory committee members fees member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses
E n r e penalties member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses	[2]	1,207,000
Selling expenses	[2]	838,000
Taxes and charges member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses		1,751,000
Other expenses by nature member
IfrsStatementLineItems [Line Items]
Transmission and distribution expenses
Selling expenses

[1]	Includes recovery of technical service quality-related penalties for $ 1,057.4.
[2]	Includes recovery of technical service quality-related penalties for $ 344.3.